Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash	$ 1,071,151	$ 1,685,633	$ 6,010,075
Receivables, net	147,438	84,655	52,838
Inventory, net	9,562,118	7,459,240	7,375,621
Prepaid and other current assets	5,535,918	5,649,594	513,670
Total current assets	16,316,625	14,879,122	13,952,204
Property and equipment, net	113,472	210,629	376,667
Goodwill	5,174,240	4,779,625	4,797,078
Intangible assets, net	7,594,415	786,061	628,477
Right-of-use assets		117,365	545,411
Investments	236,519	235,596	451,874
Security deposits		85,497	85,595
Other assets	33,879	202,862
TOTAL ASSETS	29,469,150	21,093,895	20,837,306
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Investor deposits			2,048,776
Operating lease liabilities, current		121,579	445,850
Revolving line of credit	14,000,000	12,700,000	9,000,000
Accounts payable	3,553,569	1,290,824	1,077,898
Accrued expenses		5,569,322	4,741,495
Share issuance liability		250,000
Deferred payables, current	2,257,457	204,445
Notes payable	1,762,415
Convertible note payable, net ,current	1,550,401
Other current liabilities		121,579
Total current liabilities	28,383,901	20,136,171	32,185,012
Convertible note payable, net		37,316
Conversion option liability		60,000
Warrant liabilities	3,310,724	840,995
Earn-out Share Liability	2,040,000	15,560,000
Deferred payables		1,484,238
Operating lease liabilities			119,424
TOTAL LIABILITIES	33,734,625	38,118,720	32,304,436
STOCKHOLDERS’ DEFICIT
Preferred stock value
Common stock value	5,018	3,621	1,964
Additional paid-in capital	214,938,054	200,667,682	159,475,010
Accumulated deficit	(219,567,030)	(217,830,518)	(170,282,750)
Accumulated other comprehensive income	358,483	134,391
TOTAL STOCKHOLDERS’ DEFICIT	(4,265,475)	(17,024,825)	(11,467,130)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	29,469,150	21,093,895	20,837,306
Related Party
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Related party notes, net of discount			12,598,000
Accrued interest, related party			2,272,993
Related party liabilities	4,057,200	3,657,600
Previously Reported
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Accrued expenses	1,202,859	1,911,722
STOCKHOLDERS’ DEFICIT
Accumulated other comprehensive income		135,391	$ (661,354)
TOTAL STOCKHOLDERS’ DEFICIT	$ (4,265,475)	$ (17,024,824)